Voya Russell Mid Cap Growth Index Portfolio Investment Objectives and Goals - Voya Russell Mid Cap Growth Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya RussellTM Mid Cap Growth Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index (“Index”).